COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases (Details) (USD $)	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 574,689
2014	326,554
2015	105,004
2016	28,637
2017	28,637
Over 5 years	88,299
Future minimum lease payments	$ 1,151,820